Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Summary of Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as
			at December 31,
Subsidiaries	Incorporation	activities	2020	2021	2022	2023	2024
Consolidated subsidiaries:
Nam Tai Group Limited (“NTG”) (1)	Cayman Islands	Investment holding	100%	100%	100%	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%	100%	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%	100%	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%	100%	100%	100%
Nam Tai Trading Company Limited (“NTTC”) (2)	Hong Kong	In liquidation	—	—	—	—	—
Inno Consultant Company Limited (“ICCL”) (3)	Hong Kong	Management consultant	100%	100%	100%	100%	100%
Nam Tai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding and development	100%	100%	100%	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Technology Park development and management	100%	100%	100%	100%	100%

Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Property lease	100%	100%	100%	100%	100%
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd. (“NTTP”) (4)	PRC	Operations management	100%	100%	100%	100%	100%
Triumph Commitment Group Limited (“TCOG”) (5)	BVI	Investment holding	100%	100%	100%	100%	100%
Treasure Champion Group Limited (“TCHG”) (6)	BVI	Investment holding	100%	100%	100%	100%	100%
Shanghai Nam Tai Business Incubator Co., Ltd. (“SHCY”) (7)	PRC	Business and consultant services	100%	100%	100%	100%	100%
Triumph Commitment (Hong Kong) Limited (“TCHK”) (8)	Hong Kong	Investment holding	100%	100%	100%	100%	100%
Wider Trade (Hong Kong) Limited (“WTHK”) (9)	Hong Kong	Investment holding	100%	100%	100%	100%	100%
Shenzhen Kaicheng Architecture and Decoration Co., Ltd. (“SZKC”) (10)	PRC	Property decoration services	100%	100%	100%	100%	100%
Shenzhen Yuanmao Materials Co., Ltd. (“SZYM”) (11)	PRC	Sales of construction materials	100%	100%	100%	100%	100%
Nam Tai (Shenzhen) Consulting Co., Ltd. (“NTZX”) (12)	PRC	Business and management services	100%	100%	100%	100%	100%
Nam Tai (Dongguan) Real Estate Development Co., Ltd. (“NTDG”) (13)	PRC	Real estate development	100%	100%	100%	100%	100%
Sun Team Global Limited (“STGL”) (14)	BVI	Investment holding	100%	100%	100%	100%	100%
Sun Team Global (Hong Kong) Limited (“STHK”) (15)	Hong Kong	Investment holding	100%	100%	100%	100%	100%
Fine Shine Limited (“FSL”) (16)	BVI	Investment holding	100%	100%	100%	100%	100%
Fine Shine (Hong Kong) Limited (“FSHK”) (17)	Hong Kong	Investment holding	100%	100%	100%	100%	100%
Shenzhen Nam Tai Big Data Innovation Technology Co., Ltd (“SNTBDIT”) (18)	PRC	Investment holding	100%	100%	100%	100%	100%
Shenzhen Nam Tai Technology Innovation Co., Ltd (“SNTT”) (19)	PRC	Investment holding	100%	100%	100%	100%	100%

Shenzhen Nam Tai Artificial Intelligence Innovation Technology Co., Ltd (“SNTAIIT”) (20)	PRC	Investment holding	100%	100%	100%	100%	100%
Shenzhen Nam Tai Health Technology Co., Ltd (“SNTHT”) (21)	PRC	Investment holding	100%	100%	100%	100%	100%
Nam Tai Property Management (Shenzhen) Co., Ltd (“NTPMSZ”) (22)	PRC	Property management	—	—	—	—	100%
Nam Tai Property Management (Dongguan) Co., Ltd (“NTPMDG”) (23)	PRC	Property management	—	—	—	—	100%

Notes:
(1)	The C ompany was formerly named Nam Tai Electronic & Electrical Products Limited and changed its name to Nam Tai Group Limited in January 2020.
(2)	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC ha d been taken over by the Joint and Several Receivers in January 2013.
(3)	ICCL was incorporated by NTISZ in 2017.
(4)	NTTP was incorporated by NTISZ in 2018.
(5)	TCOG was incorporated by NTG in 2019.
(6)	TCHG was incorporated by NTG in 2019.
(7)	SHCY was incorporated by NTISZ in 2019.
(8)	TCHK was incorporated by TCOG in 2019 .
(9)	WTHK was incorporated by TCOG in 2019 .
(10)	SZKC was incorporated by TCHK in 2019.
(11)	SZYM was incorporated by WTHK in 2019.
(12)	NTZX was incorporated by TCHG in 2019.
(13)	NTDG was incorporated by NTZX in 2020.
(14)	STGL was incorporated by NTG in 2020.
(15)	FSL was incorporated by NTG in 2020.
(16)	STHK was incorporated by STGL in 2020.
(17)	FSHK was incorporated by FSL in 2020.
(18)	SNTBDIT was incorporated by STHK in 2020.
(19)	SNTT was incorporated by FSHK in 2020.
(20)	SNTAIIT was incorporated by STHK in 2020.
(21)	SNTHT was incorporated by FSHK in 2020.
(22)	NTPMSZ was incorporated by NTISZ in 2024.
(23)	NTPMDG was incorporated by NTPMSZ in 2024.